Risk and Capital Management - Summary of Assessing Minimum Capital Requirements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 818,072	R$ 756,708
Credit risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	714,969	660,516
Currency, commodities, and ratios [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	30,270	32,915
Operational risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 72,833	R$ 63,277